RATE-REGULATED BUSINESSES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Regulatory Assets
Total regulatory assets	1,313	1,777
Regulatory Assets (Note 9)	16	42
Regulatory assets, noncurrent	1,297	1,735
Regulatory Liabilities
Total regulatory liabilities	293	236
Less: Current portion included in Accounts Payable and Other	30	7
Regulated liabilities, noncurrent	263	229
Foreign exchange on long-term debt
Regulatory Liabilities
Total regulatory liabilities	42	84
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Total regulatory liabilities	21	5
Remaining Recovery/Settlement Period	1 year
Postretirement Benefit Costs
Regulatory Liabilities
Total regulatory liabilities	117	104
Long-Term Adjustment Account
Regulatory Liabilities
Total regulatory liabilities	64	0
Remaining Recovery/Settlement Period	44 years
Other
Regulatory Liabilities
Total regulatory liabilities	49	43
Deferred income taxes
Regulatory Assets
Total regulatory assets	1,001	1,149
Operating and debt-service regulatory assets
Regulatory Assets
Total regulatory assets	4	16
Remaining Recovery/ Settlement Period	1 year
Operating and debt-service regulatory assets | Operating and debt-service regulatory liabilities
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	28	76	(50)
Pension and Other Postretirement Plans Costs
Regulatory Assets
Total regulatory assets	236	190
Pension and Other Postretirement Plans Costs | Pension and Other Postretirement Plans Costs
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	46	171	61
Long-Term Adjustment Account
Regulatory Assets
Total regulatory assets	0	354
Remaining Recovery/ Settlement Period	31 years
Other
Regulatory Assets
Total regulatory assets	72	68
Other | Other
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	2	2	66
Postretirement Benefit Costs | Postretirement Benefit Costs
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded	13	16	8
Minimum | Foreign exchange on long-term debt
Regulatory Liabilities
Remaining Recovery/Settlement Period	1 year
Maximum | Foreign exchange on long-term debt
Regulatory Liabilities
Remaining Recovery/Settlement Period	15 years